Note 3 - Acquisition (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Dec. 31, 2019	[1]	Dec. 31, 2018	[1]	Dec. 31, 2017	Sep. 08, 2017
Tax Settlement Income		$ 1,980,000		$ 1,980,000
Benchmark Bancorp, Inc. [Member]
Business Acquisition, Share Price									$ 8.59
Business Combination, Acquisition Related Costs								$ 1,271,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Income Tax Liability	$ 3,200,000
Goodwill, Purchase Accounting Adjustments			$ 3,413,000

[1]	Not within the scope of ASC 606